Note 10 - Capital Stock	3 Months Ended
Nov. 30, 2014
Notes
Note 10 - Capital Stock

Note 10 – Capital Stock

Starting on July 25, 2010, the Company entered into a series of private placement agreements with various investors. The arrangement involved issuing 800,000 units of securities at $0.25 per unit for a total amount of $200,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant expiring July 31, 2012 with an exercise price of $0.50 each. The private placement was oversubscribed and the Company accepted additional private placement funds. As of August 31, 2011, the Company issued 938,000 units of the securities in consideration of funds received of $234,500.

Starting on January 1, 2011, the Company entered into a series of private placement agreements with various investors. The arrangement involved issuing 666,667 units of securities at $0.30 per unit for a total amount of $200,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant expiring July 31, 2013 with an exercise price of $0.60 each. The private placement was oversubscribed and the Company accepted additional private placement funds. As of August 31, 2011, the Company issued 2,599,849 units of the securities in consideration of funds received of $779,955.

During the fiscal year ended August 31, 2011, the Company issued a total of 362,900 shares of common stock to certain consultants as compensation for services. The range of fair value of the stock was $0.75 ~ $1.55. Based on the fair value of the common stock on the day of issuance, $436,730 was charged to consulting expenses.

During the fiscal year ended August 31, 2011, the Company issued 150,000 shares of common stock to an investor relations firm for services to be provided. The fair value of the common stock on the day it was issued was $1.20 per share. Based on the fair value of the stock on the day of issuance, $180,000 was charged to investor relations expenses. A further 1,000,000 shares were issued to the firm in the fiscal year ended August 31, 2012. The fair value of the common stock on the day it was issued was $0.12 per share. Based on the fair value of the stock on the day of issuance, $120,000 was charged to investor relations expenses.  The contract with the firm was cancelled in August, 2012.

During the fiscal year ended August 31, 2011, the Company issued 40,000 shares of common stock as directors’ fees to certain directors of the Company. The fair value of the common stock on the day it was issued was $1.20 per share. Based on the fair value of the common stock on the date of issuance, $48,000 was charged to director fees.

During the period September 1 to October 17, 2011, the Company entered into a series of private placement agreements with various investors involving issuing units of securities at $0.30 per unit. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013. The private placement was oversubscribed and the Company accepted additional private placement funds. On October 17, 2011 the Company issued 1,275,337 units of the securities in consideration of funds received of $382,601.

On October 17, 2011, the Company issued a total of 522,000 shares of restricted common stock to certain consultants as compensation for services. The fair value of the stock was $0.51.  Based on the fair value of the common stock on the day of issuance, $266,220 was charged to consulting expense.

On October 17, 2011, the Company issued 200,000 shares of common stock to a consulting firm for services to be provided. The fair value of the common stock on the day it was issued was $0.51 per share. Based on the fair value of the stock on the day of issuance, $102,000 less $200 contributed was charged to consulting expense.

On October 17, 2011, the Company issued a total of 535,000 shares of restricted common stock to certain consultants as compensation for services. The fair value of the stock was $0.51.  Based on the fair value of the common stock on the day of issuance, $272,850 was charged to consulting expense.

On December 1, 2011, the Company issued 650,000 units of securities to seven investors at $0.30 per unit for $195,000 cash, pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2013.

On December 1, 2011, the Company issued 24,000 units of securities to an investor at $0.25 per unit for $6,000 cash pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2014.

On January 24, 2012, the Company issued 125,000 shares of common stock at the closing price of $0.60 per share for legal fees of $75,000.

On January 26, 2012, the Company issued 25,000 shares of common stock at the closing price of $0.60 per share for legal fees of $15,000.

On April 30, 2012, the Company issued 363,000 shares of common stock at the closing price of $0.34 per share for services by six providers.  An expense of $123,420 was recorded.

On May 11, 2012, the Company issued 6,000,000 shares of common stock pursuant to an Asset Purchase Agreement for certain wind turbine assets at the agreed price of $0.25 per share, including intangible assets. The fair market value of the assets was recorded, $1,500,000.

On July 31, 3012, the Company issued 808,000 units of securities at $0.25 per unit for $202,000 cash pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 each, expiring July 31, 2014.

On July 31, 2012, the Company issued 100,000 shares of common stock at $0.12 per share for legal fees of $12,000.

On July 31, 2012, the Company issued 1,000,000 shares of common stock at $0.12 per share for contract services of $120,000.

On September 18, 2012, the Company issued 200,000 units of securities at $0.25 per unit for $50,000 cash pursuant to a private placement agreement. Each unit consisted on one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 each, expiring March 31, 2014.

On October 10, 2012 the Company issued 950,980shares of common stock at $0.12 per share for cash of $120,000 pursuant to an investment agreement as the commitment fee for an equity line.

On October 10, 2012, the Company entered into a private placement agreement that involved issuing 200,000 units of securities at $0.25 per unit for a total amount of $50,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant expiring March 31, 2014, with an exercise price of $0.50 each.

On December 14, 2012, the Company issued 100,000 shares of common stock for $0.21 per share for consulting services of $21,000.

On December 14, 2012, the Company issued 1,479,963 shares of common stock at $0.22 per share as a commitment fee. The shares were subsequently canceled and have been reissued to the escrow agent until the transaction is quantifiable and completely resolved.

On December 14, 2012, the Company issued 12,000 shares of common stock for $0.21 per share for consulting services of $2,520.

On January 7, 2013, the Company issued 2,000,000 shares of common stock for $0.215 per share pursuant to a restrictive covenant.

On March 12, 2013, the Company issued 240,000 shares of common stock for $0.12 per share for consulting services of $28,800.

On April 5, 2013, the Company issued 250,000 shares of common stock for $0.10 per share for consulting services of $25,000.

On July 12, 2013 the Company issued 220,000 shares of common stock for $0.34 per share for consulting services of $74,800.

On July 12, 2013, the Company issued 50,000 shares of common stock for $0.34 per share for consulting services of $17,000.

On July 12, 2013, the Company issued 200,000 shares of common stock for $0.34 per share for consulting services of $68,000.

On July 12, 2013, the Company issued 50,000 shares of common stock for $0.34 per share for a bonus for consulting services of $17,000.

On July 12, 2013, the Company issued 50,000 shares of common stock for $0.34 per share for a bonus for consulting services of $17,000.

On July 12, 2013, the Company issued 35,000 shares of common stock for $0.34 per share for a bonus for consulting services of $11,900.

On July 12, 2013, the Company issued 100,000 shares of common stock for $0.34 per share for consulting services of $34,000.

On July 12, 2013, the Company issued 35,000 shares of common stock for $0.34 per share for consulting services of $11,900.

On June 4, 2013, the Company entered into a private placement agreement that involved issuing 400,000 units of securities at $0.25 per unit for $100,000 cash pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants for a total of 800,000 warrants with an exercise price of $0.40 each, expiring July 31, 2015.

On August 16, 2013, the Company issued 151,515 shares of common stock for $19,956 at $0.132 per share pursuant to a convertible note.

On September 16, 2013, the Company issued 110,375 shares of common stock for $10,000 at $0.0906 per share pursuant to a convertible note.

On October 1, 2013, the Company issued 200,000 shares of common stock for $13,600 at $0.06800 per share pursuant to a convertible note.

On October 9, 2013, the Company issued 500,000 shares of common stock for $28,000 at $0.0560 per share pursuant to a convertible note.

Some of the following disclosures are net of wire fees and expenses.

On October 16, 2013, the Company issued 555,720 shares of common stock for $74,915 at $0.16870 per share pursuant to an Equity Purchase Agreement to repay loan, interest and fees.

On November 6, 2013, the Company issued 250,000 shares of common stock for $26,355 at $0.1056 per share pursuant to an Equity Purchase Agreement.

On November 11, 2013, the Company issued 300,000 shares of common stock for $30,819 at $0.10288 per share pursuant to an Equity Purchase Agreement.

On November 14, 2013, the Company issued 300,000 shares of common stock for $20,160 at $0.0672 per share pursuant to a convertible note.

On November 18, 2013, the Company issued 300,000 shares of common stock for $32,091 at $0.1071 per share pursuant to an Equity Purchase Agreement.

On December 2, 2013, the Company issued 290,000 shares of common stock for $19,314 at $0.06660 per share pursuant to a convertible note.

On December 2, 2013, the Company issued 300,000 shares of common stock for $29,619 at $0.09888 per share pursuant to an Equity Purchase Agreement.

On December 9, 2013, the Company issued 300,000 shares of common stock for $28,707 at $0.09584 per share pursuant to an Equity Purchase Agreement.

On January 6, 2014, the Company issued 300,000 shares of common stock for $18,180 at $0.06060 per share pursuant to a convertible note.

On January 9, 2014, the Company issued 332,742 shares of common stock for $29,955 at $0.0902 per share pursuant to an Equity Purchase Agreement.

On January 21, 2014, the Company issued 349,097 shares of common stock for $29,955 at $0.0857 per share pursuant to an Equity Purchase Agreement.

On January 29, 2014, the Company issued 310,000 shares of common stock for $15,066 at $0.0486 per share pursuant to a convertible note.

On February 14, 2014, the Company issued 500,741 shares of common stock for $24,336 at $0.0486 per share pursuant to a convertible note.

On March 3, 2014, the Company issued 330,235 shares of common stock for $26,980 at $0.08176 per share pursuant to an Equity Purchase Agreement.

On March 28, 2014, the Company issued 577,741 shares of common stock for $49,980 at $0.0900 per share pursuant to an Equity Purchase Agreement.

On April 1, 2014, the Company issued 371,645 shares of common stock for $34,980 at $0.0942 per share pursuant to an Equity Purchase Agreement.

On April 9, 2014, the Company issued 400,000 shares of common stock for $37,996 at $0.0950 per share pursuant to an Equity Purchase Agreement.

On April 15, 2014, the Company issued 352,936 shares of common stock for $34,954 at $0.0992 per share pursuant to an Equity Purchase Agreement.

On April 24, 2014, the Company issued 320,000 shares of common stock for $32,277 at $0.1010 per share pursuant to an Equity Purchase Agreement.

On May 7, 2014, the Company issued 310,000 shares of common stock for $27,280 at $0.0880 per share pursuant to an Equity Purchase Agreement.

On May 23, 2014, the Company issued 310,000 shares of common stock for $25,567 at $0.0826 per share pursuant to an Equity Purchase Agreement.

On June 9, 2014, the Company issued 300,000 shares of common stock for $20,229 at $0.06758 per share pursuant to an Equity Purchase Agreement.

On June 23, 2014, the Company issued 323,950 shares of common stock for $19,956 at $0.06174 per share pursuant to an Equity Purchase Agreement.

On May 30, 2014, the Company issued 500,000 shares of common stock for $0.05 per share for consulting services of $25,000.

On July 7, 2014, the Company entered into a private placement agreement that involved issuing 5,000,000 units of securities at $0.05 per unit for a total amount of cash of $250,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrants for a total of 5,000,000 warrants with an exercise price of $0.30 each expiring January 31, 2016.

For the year ended August 31, 2014, the Company recognized two equity transactions in warrants which hada total Black-Scholes value of $27,449.

Note 11 – Warrants

During the fiscal year ended August 31, 2013, the Company entered two private placement agreements with various investors. (Refer to Note 10–Capital Stock).

Under the private placements, the Company issued 600,000 units of securities for total cash proceeds of $150,000. One private placement of 200,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 and expires on March 31, 2014. The other private placement of 400,000 units of securities consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants with an exercise price of $0.40 and expiring July 31, 2015.

During the fiscal year ended August 31, 2014, the Company entered into four private placement agreements for total cash proceeds of $250,000.  The private placements of 5,000,000 units consist of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.30 and expiring January 31, 2016.  The Company also issued 1,000,000 warrants to an investor in consideration of a loan for $50,000.  These warrants had an exercise price of $0.18 and exercise period of one and a half years.

During the three months ended November 30, 2014, the Company did not issue any additional warrants or other convertible securities.

The following table is a summary of information about the outstanding stock warrants as ofNovember 30, 2014:

Shares Underlying \Warrants Outstanding	Weighted Average Remaining Contractual Life	Weighted Average	Exercise Price
$0.40 $0.18 - $0.30	800,000 Shares \ 800,000 Warrants 6,000,000 Shares \ 6,000,000 Warrants	0.53 years 1.02 years	$0.32 $0.28

The following table is a summary of activity of outstanding stock warrants for the three months ended November 30, 2014:Activity	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2014	6,800,000	$0.29
Warrants expired	-	-
Warrants cancelled	-	-
Warrants Granted	-	-
Warrants exercised	-	-
Balance, November 30, 2014	6,800,000	$0.29